Intangible Assets and Goodwill 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Finite lived intangible assets future amortization expense
2013	$ 34,437
2014	30,439
2015	23,037
2016	11,374
2017	10,547
Thereafter	10,553
Total	$ 120,387